Expense Example, No Redemption - Investor A, C and Institutional - BLACKROCK INTERNATIONAL DIVIDEND FUND - Investor C Shares	Sep. 28, 2020 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 187
Expense Example, No Redemption, 3 Years	668
Expense Example, No Redemption, 5 Years	1,176
Expense Example, No Redemption, 10 Years	$ 2,572